Financial risk management - Schedule of fair value analysis (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	£ 3,052	£ 3,709
Liabilities	(1,312)	(1,054)
Financial assets (liabilities)	1,740	2,655
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,764	2,292
Liabilities	0	0
Financial assets (liabilities)	1,764	2,292
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	810	949
Liabilities	(1,131)	(819)
Financial assets (liabilities)	(321)	130
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	478	468
Liabilities	(181)	(235)
Financial assets (liabilities)	297	233	£ (12)
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(1,119)	(991)
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(997)	(804)
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(122)	(187)
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(174)	(22)
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(134)	(15)
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(40)	(7)
Contingent consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(19)	(41)
Contingent consideration | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Contingent consideration | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Contingent consideration | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(19)	(41)
Investments held at FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,216	2,709
Investments held at FVTPL | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,764	2,292
Investments held at FVTPL | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments held at FVTPL | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	452	417
Investments held at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	407	413
Investments held at FVOCI | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments held at FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	407	413
Investments held at FVOCI | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	363	298
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	341	298
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	22	0
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	66	289
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	62	238
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	£ 4	£ 51